Financial Instruments - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 5,020,436	¥ 5,368,024
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(341,780)	27,490	¥ 277,000
Proceeds from long-term loans	60,000	90,000
Repayments of long-term loans	(85,136)	(587,246)
Proceeds from bonds	526,060	934,460
Repayments of bonds	(115,296)	(733,844)
Settlement of cross currency interest swaps related to bonds and loans	0	46,880	60,063
Repayments of lease liabilities	(42,772)	(45,174)
Interest paid	(24,366)	(24,511)
Non-cash items
Foreign exchange movement	357,155	(74,744)
Change in fair value	(86,862)	(19,666)
New, amended and terminated leases	24,259	7,752
Others	29,644	31,016
Ending balance	5,321,342	5,020,436	5,368,024
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,190,632	4,092,879
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(270,000)	(47,000)
Proceeds from bonds	526,060	934,460
Repayments of bonds	(115,296)	(733,844)
Non-cash items
Foreign exchange movement	320,067	(62,248)
Others	5,348	6,385
Ending balance	4,656,812	4,190,632	4,092,879
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	250,012	750,622
Cash flows from financing activities
Proceeds from long-term loans	60,000	90,000
Repayments of long-term loans	(85,136)	(587,246)
Non-cash items
Foreign exchange movement	104	(3,603)
Others	20	239
Ending balance	225,000	250,012	750,622
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	74,621	251
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(71,780)	74,490
Non-cash items
Foreign exchange movement	(2,725)	0
Others	(90)	(119)
Ending balance	26	74,621	251
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	573,325	619,639
Cash flows from financing activities
Repayments of lease liabilities	(42,772)	(45,174)
Interest paid	(24,366)	(24,511)
Non-cash items
Foreign exchange movement	39,709	(8,892)
New, amended and terminated leases	24,259	7,752
Others	24,366	24,511
Ending balance	594,520	573,325	619,639
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(68,154)	(95,368)
Cash flows from financing activities
Settlement of cross currency interest swaps related to bonds and loans		46,880
Non-cash items
Change in fair value	(86,862)	(19,666)
Ending balance	¥ (155,015)	¥ (68,154)	¥ (95,368)